                                   [logo AST]

November 2001

Dear Valued Client:


-------------------------------------------------------------------------------
                        ALLMERICA SECURITIES TRUST FACTS

                              At September 30, 2001

Market Value                                                            $10.150
Net Asset Value                                                         $10.742
Total Net Assets (000's)                                                $92,297
Shares Outstanding (000's)                                                8,592
* Net Investment Income Per Share                                         $0.57
* Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations                                              $0.46
TOTAL RETURNS AT 9/31/01
  Allmerica Securities Trust
     Nine Months                                                          4.36%
     Twelve Months                                                        6.89%
  Lehman Brothers Corporate
     Bond Index
     Nine Months                                                          9.42%
     Twelve Months                                                       13.10%

* For nine months ended September 30, 2001

-------------------------------------------------------------------------------

Fixed income returns in the third quarter were powered by the Federal Reserve Board's aggressive easing following the events of September 11th. The Fed moved immediately to inject massive doses of liquidity and monetary stimulus to stabilize the health of our financial markets and economy. On September 17th, the Fed cut the federal funds rate by 0.50% as the equity markets reopened, and cut rates again by the same amount to 2.5% and 2.0% on October 2nd and November 6th, respectively. Year-to-date, the Fed has now lowered rates ten times for a total decrease of 4.50%. Allmerica Securities Trust benefited from the bond market rally and posted a 3.43% total return for the three-month period, but lagged the Lehman Credit Index return of 3.83% due to several developments detailed below.

With the continued deterioration in the economy during the third quarter, we sold several high yield names as a defensive measure. By quarter-end, substantially all of the remaining high yield telecommunications holdings had been sold. The risk of continued price declines in the high yield market is still quite high, and as a result our high yield holdings at quarter-end are mainly in the Ba rating category. Within our high yield holdings, our industry concentration is higher now compared to earlier this year, but the holdings are considered to be more defensive in nature. The current focus is on such industries as health care, utilities and cable. While the number of industries represented in the portfolio is lower, the number of actual securities in the portfolio is higher as an additional defensive measure.

We are very saddened at the terrible human suffering that has occurred as a result of the events of September 11th. In addition to the personal tragedies, various sectors of the economy have been punished, perhaps none greater than the airline industry. The yields on airline holdings have served the portfolio well through the years, but the terrorist acts substantially increased their risk profile and reduced their value. While each airline security held in the fund is secured by one or more aircraft, the price of the bonds nevertheless has declined. The initial reaction by the airlines to the accompanying reduction in air traffic has been to cut routes, take planes out of service, and eliminate jobs. The depth of these cuts and their long-term impact are still uncertain.

                                                         Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

                                 Bond Equivalent
              MATURITY           Yield Equivalent
                           12/31/00            9/30/01
              3 Mo.          5.890              2.365
              6 Mo.          5.699              2.348
              2 Yr.          5.091              2.847
              5 Yr.          4.974              3.802
              10 Yr.         5.110              4.586
              30 Yr.         5.456              5.419

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------

            PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2001 (UNAUDITED)

                                                        Moody's
Par Value                                               Ratings         Value
---------                                               -------         -----

U.S. GOVERNMENT OBLIGATIONS - 25.3%
             FANNIE MAE - 4.7%
$1,000,000   6.02%, 11/25/10                              Aaa       $ 1,033,286
   750,000   6.25%, 02/01/11                              Aaa           788,719
 2,300,000   7.00%, 07/15/05                              Aaa         2,537,201
                                                                    -----------
                                                                      4,359,206
                                                                    -----------
             FEDERAL HOME LOAN BANK - 1.4%
 1,000,000   6.38%, 11/15/02                              Aaa         1,041,690
   225,000   7.63%, 05/14/10                              Aaa           263,696
                                                                    -----------
                                                                      1,305,386
                                                                    -----------
             FREDDIE MAC - 0.3%
   250,000   7.80%, 09/12/16                              Aaa           279,533
                                                                    -----------
             U.S. TREASURY BONDS - 11.3%
 1,450,000   6.25%, 08/15/23 (a)                          Aaa         1,590,695
 2,000,000   7.13%, 02/15/23                              Aaa         2,414,688
 3,825,000   7.25%, 05/15/16 (a)                          Aaa         4,598,369
 1,450,000   7.63%, 11/15/22                              Aaa         1,842,067
                                                                    -----------
                                                                     10,445,819
                                                                    -----------

             U.S. TREASURY NOTES - 7.6%
    25,000   4.63%, 05/15/06 (a)                          Aaa            25,883
   925,000   6.25%, 02/15/07 - 05/15/30                   Aaa         1,026,386
 2,275,000   6.50%, 05/15/05 - 02/15/10 (a)               Aaa         2,568,755
   150,000   6.75%, 05/15/05                              Aaa           165,803
   875,000   6.88%, 05/15/06 (a)                          Aaa           985,503
   950,000   7.00%, 07/15/06                              Aaa         1,076,134
 1,000,000   7.25%, 05/15/04                              Aaa         1,102,656
                                                                    -----------
                                                                      6,951,120
                                                                    -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                       23,341,064
                                                                    -----------
             (Cost $21,923,896)

CORPORATE NOTES AND BONDS - 61.6%
             AIRLINES - 0.1%
    34,440   Delta Air Lines, Inc.
             9.23%, 07/02/02 (b)                          NR             36,272
                                                                    -----------
             AUTOMOTIVE - 2.0%
   400,000   DaimlerChrysler North America
             Holding Corp.
             6.40%, 05/15/06 (a)                          A3            404,749
 1,000,000   Ford Motor Credit Corp.
             7.88%, 06/15/10                              A2          1,054,967
   325,000   General Motors Corp.
             7.20%, 01/15/11                              A2            329,877
                                                                    -----------
                                                                      1,789,593
                                                                    -----------
             BANKING - 9.8%
   500,000   Associated Banc Corp.
             6.75%, 08/15/11                              A3            504,925
   500,000   BB&T Corp.
             6.38%, 06/30/05                              A2            520,141
 1,400,000   Capital One Financial Corp.
             7.25%, 12/01/03                              Baa3        1,423,072
   500,000   Centura Banks, Inc.
             6.50%, 03/15/09                              A1            512,073
   500,000   Citigroup, Inc.
             5.50%, 08/09/06 (a)                          Aa2           513,360
   500,000   Colonial Capital II, Series A, Guaranteed
             8.92%, 01/15/27                              NR            462,233
   500,000   First Union National Bank
             7.80%, 08/18/10                              A1            555,490
 1,000,000   Firstar Corp.
             7.13%, 12/01/09                              A1          1,068,440
   200,000   Fleet Boston Corp.
             7.38%, 12/01/09                              A3            216,737
   265,000   Mellon Funding Corp.
             6.70%, 03/01/08                              A2            279,768
   500,000   National Australia Bank
             8.60%, 05/19/10                              A1            588,364
   250,000   Northern Trust Co.
             6.65%, 11/09/04                              Aa3           267,240
   900,000   Riggs Capital Trust
             8.63%, 12/31/26                              Ba2           671,805
   500,000   Sovereign Bancorp, Inc.
             8.63%, 03/15/04                              Ba3           525,558
   200,000   Suntrust Banks, Inc.
             6.38%, 04/01/11                              A1            204,208
   300,000   Suntrust Banks, Inc.
             7.75%, 05/01/10                              A2            335,075
   325,000   Washington Mutual, Inc.
             6.88%, 05/15/11                              A3            341,139
                                                                    -----------
                                                                      8,989,628
                                                                    -----------
             BEVERAGES, FOOD & TOBACCO - 1.7%
   500,000   Conagra Foods, Inc.
             7.50%, 09/15/05                              Baa1          538,084
   500,000   PepsiAmericas, Inc.
             5.95%, 02/15/06                              Baa1          514,009
   500,000   Sara Lee Corp.
             6.25%, 09/15/11                              A3            509,159
                                                                    -----------
                                                                      1,561,252
                                                                    -----------
             CHEMICALS - 1.9%
   255,000   Crompton Corp.
             8.50%, 03/15/05                              Baa3          271,980
   500,000   Equistar Chemicals LP
             9.13%, 03/15/02                              Ba2           502,873
 1,000,000   RPM, Inc., Senior Notes
             7.00%, 06/15/05                              Baa3          994,375
                                                                    -----------
                                                                      1,769,228
                                                                    -----------
             COMMERCIAL SERVICES - 1.2%
    500,000  Pitney Bowes Credit Corp.
             8.55%, 09/15/09                              Aa3           569,921
    500,000  Waste Management, Inc.
             7.38%, 08/01/10                              Ba1           524,481
                                                                    -----------
                                                                      1,094,402
                                                                    -----------
             DEFENSE - 0.8%
   500,000   Raytheon Co.
             6.45%, 08/15/02                              Baa3          507,910
   250,000   Raytheon Co.
             6.75%, 03/15/18                              Baa3          230,959
                                                                    -----------
                                                                        738,869
                                                                    -----------
             ELECTRIC UTILITIES - 8.9%
   650,000   AES Corp.
             8.75%, 06/15/08                              Ba1           560,625
   500,000   Calpine Corp.
             8.50%, 02/15/11 (a)                          Baa3          484,800
 1,550,000   Connecticut Light & Power Co., First Mortgage,
             Series D
             7.88%, 10/01/24                              Baa1        1,628,118
   535,000   Dominion Resources, Inc.
             7.60%, 07/15/03                              Baa1          568,179
 1,000,000   East Coast Power LLC
             7.07%, 03/31/12                              Baa3        1,024,700
   225,000   Florida Power & Light
             6.88%, 12/01/05                              Aa3           242,024
   600,000   Gulf States Utilities
             8.25%, 04/01/04                              Baa3          641,127
   500,000   Pinnacle Partners
             8.83%, 08/15/04 (d)                          Ba1           523,202
   525,000   Reliant Energy Resources
             7.75%, 02/15/11                              Baa2          556,134
 1,270,000   Sithe/Independence Funding Corp., Series A
             9.00%, 12/30/13                              Baa2        1,439,291
   600,000   Texas Utilities Co.
             7.38%, 10/01/25                              A3            578,476
                                                                    -----------
                                                                      8,246,676
                                                                    -----------
             ENTERTAINMENT & LEISURE - 1.7%
   650,000   AOL Time Warner, Inc.
             7.63%, 04/15/31                              Baa1          659,013
   750,000   Royal Caribbean Cruises, Ltd.
             8.13%, 07/28/04                              Ba2           633,002
   300,000   Time Warner Cos., Inc.
             7.57%, 02/01/24                              Baa1          295,447
                                                                    -----------
                                                                      1,587,462
                                                                    -----------
             FINANCIAL SERVICES - 2.5%
 1,000,000   General Electric Capital Corp.
             6.50%, 12/10/07                              Aaa         1,075,499
   500,000   General Electric Capital Corp.
             8.75%, 05/21/07                              Aaa           588,960
   575,000   Household Finance Corp.
             8.00%, 07/15/10                              A2            637,444
                                                                    -----------
                                                                      2,301,903
                                                                    -----------
             FOOD RETAILERS - 3.4%
   715,000   Albertson's, Inc.
             7.50%, 02/15/11                              Baa1          769,385
   500,000   Delhaize America, Inc.
             9.00%, 04/15/31 (d)                          Baa3          569,862
   950,000   Meyer (Fred), Inc.
             7.38%, 03/01/05                              Baa3        1,017,299
   750,000   Meyer (Fred), Inc.
             7.45%, 03/01/08                              Baa3          807,766
                                                                    -----------
                                                                      3,164,312
                                                                    -----------
             FOREST PRODUCTS & PAPER - 0.4%
   350,000   International Paper Co.
             7.50%, 05/15/04                              Baa2          373,095
                                                                    -----------
             HEALTH CARE PROVIDERS - 1.1%
   500,000   Columbia/HCA Healthcare Corp.
             6.91%, 06/15/05                              Ba1           503,552
   500,000   Tenet Healthcare Corp., Senior Notes
             7.63%, 06/01/08                              Ba1           535,000
                                                                    -----------
                                                                      1,038,552
                                                                    -----------
             HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
   500,000   Pulte Corp.
             8.13%, 03/01/11                              Baa3          495,024
                                                                    -----------
             INDUSTRIAL - 0.5%
 1,500,000   Tyco International Group SA
             6.88%, 01/15/29                              Baa1          474,649
                                                                    -----------
             MEDIA - BROADCASTING & PUBLISHING - 5.5%
   900,000   Adelphia Communications
             10.25%, 06/15/11                             B2            783,000
 1,000,000   Chancellor Media Corp.
             8.00%, 11/01/08                              Ba1         1,040,000
   365,000   Clear Channel Communications, Inc.
             7.65%, 09/15/10                              Baa3          386,416
   750,000   Continental Cablevision, Inc., Senior Notes
             8.30%, 05/15/06                              A3            829,594
 1,000,000   CSC Holdings, Inc., Debenture
             7.88%, 02/15/18                              Ba1           919,582
   500,000   News America Holdings, Inc.
             7.38%, 10/17/08                              Baa3          526,334
   500,000   Viacom, Inc.
             7.70%, 07/30/10                              A3            547,094
                                                                    -----------
                                                                      5,032,020
                                                                    -----------
             METALS - 0.0%
 1,000,000   LTV Corp., Senior Notes, Guaranteed
             8.20%, 09/15/07 (e)                          Ca             15,000
                                                                    -----------
             OIL & GAS - 7.3%
 2,000,000   ANR Pipeline Co., Debenture
             9.63%, 11/01/21                              Baa1        2,355,174
   300,000   El Paso Energy Corp.
             6.75%, 05/15/09                              Baa2          298,301
   500,000   Enron Corp.
             7.63%, 09/10/04 (a)                          Baa1          536,307
   500,000   Enterprise Products
             8.25%, 03/15/05                              Baa2          538,288
 1,000,000   Occidental Petroleum Corp.
             6.50%, 04/01/05                              Baa2        1,046,251
   175,000   Parker & Parsley Petroleum Co.
             8.88%, 04/15/05                              Ba1           190,272
   675,000   Phillips Petroleum
             8.50%, 05/25/05                              A3            751,333
   325,000   Southern Natural Gas Co.
             7.35%, 02/15/31                              Baa1          299,895
   600,000   Texaco Capital, Inc.
             8.25%, 10/01/06                              A1            687,871
                                                                    -----------
                                                                      6,703,692
                                                                    -----------
             PHARMACEUTICALS - 3.0%
   500,000   American Home Products Corp.
             6.25%, 03/15/06                              A3            521,555
   250,000   AmeriSource Health Corp.
             8.13%, 09/01/08 (d)                          Ba3           258,125
   425,000   Athena Neurosciences LLC
             7.25%, 02/21/08                              Baa2          450,738
   500,000   Bristol-Myers Squibb Co.
             5.75%, 10/01/11                              Aaa           504,050
   500,000   Cardinal Health, Inc.
             6.75%, 02/15/11                              A2            527,115
   525,000   Watson Pharmaceuticals, Inc., Senior Note
             7.13%, 05/15/08                              Ba1           533,507
                                                                    -----------
                                                                      2,795,090
                                                                    -----------
             RETAILERS - 0.6%
   550,000   Kohls Corp.
             6.70%, 02/01/06                              A3            586,774
                                                                    -----------
             SECURITIES BROKER - 2.4%
 1,500,000   Goldman Sachs Group, Inc.
             6.88%, 01/15/11 (a)                          A1            515,167
   555,435   Jones (Edward D.) & Co., LP
             7.95%, 04/15/06 (b)                          NR            574,847
   550,000   Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                              Baa1          573,345
   500,000   Morgan Stanley Dean Witter & Co.
             6.75%, 04/15/11                              Aa3           513,332
                                                                    -----------
                                                                      2,176,691
                                                                    -----------
             TELEPHONE SYSTEMS - 5.0%
   250,000   AT & T Wireless Group
             7.35%, 03/01/06 (d)                          Baa2          265,545
   500,000   MCI Worldcom, Inc.
             7.50%, 05/15/11                              A3            509,969
 1,000,000   Qwest Capital Funding
             7.90%, 08/15/10                              Baa1        1,053,155
   550,000   Qwest Corp.
             7.13%, 11/15/43                              A2            486,591
   900,000   Sprint Capital Corp.
             7.63%, 06/10/02                              Baa1          927,094
   500,000   US West Communications, Inc.
             6.38%, 10/15/02                              A2            513,717
 1,000,000   VoiceStream Wireless Corp.
             0.00%, 11/15/09 (f)                          Baa1          840,000
   950,000   Winstar Communications, Inc.
             12.75%, 04/15/10 (c)                         Ca              9,500
                                                                    -----------
                                                                      4,605,571
                                                                    -----------
             TRANSPORTATION - 1.3%
   225,000   Burlington Northern Santa Fe Corp.
             7.88%, 04/15/07                              Baa2          249,184
   500,000   Consolidated Rail Corp
             9.75%, 06/15/20                              Baa2          609,074
   350,000   CSX Corp.
             6.25%, 10/15/08                              Baa2          359,370
                                                                    -----------
                                                                      1,217,628
                                                                    -----------
             TOTAL CORPORATE NOTES AND BONDS                         56,793,383
                                                                    -----------
             (Cost $57,301,481)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 6.1%
 1,000,000   American Airlines, Inc., Pass-Through Trust,
             Series 1991 - C2
             9.73%, 09/29/14                              Baa3          989,830
   250,000   Bear Stearns Mortgage Securities, Inc., CMO
             7.06%, 06/15/09                              Aaa           271,641
   300,000   Citibank Credit Card Issuance Trust, Series
             2000-Cl, CMO
             6.88%, 11/15/09                              Aaa           328,263
   250,000   Continental Airlines, Inc. Enhanced Equipment
             Trust Certificate
             8.31%, 04/02/18                              Baa2          240,903
   500,000   CS First Boston Mortgage Securities Corp.
             6.04%, 06/15/34                              Aaa           520,525
 1,000,000   Government Lease Trust, Series GSA1,
             Class A-2
             6.18%, 05/18/05 (d)                          Aaa         1,045,805
   186,950   Green Tree Recreation Equipment & Consumer
             Trust, Series 1997-B, Class A1, CMO
             6.55%, 07/15/28 (g)                          AAA           194,354
   500,000   GS Mortgage Securities Corp. II
             6.94%, 07/13/30                              Aaa           529,981
   250,000   MBNA Master Credit Card Trust, Series
             1995-C, Class A
             6.45%, 02/15/08                              Aaa           267,791
 1,163,032   Midland Cogeneration Venture LP, Series C-91
             10.33%, 07/23/02                             Baa2          165,546
 1,078,945   United Air Lines, Inc. Pass-Through
             Certificate
             9.30%, 03/22/08                              Ba2         1,105,811
                                                                    -----------
             TOTAL ASSET-BACKED AND
             MORTGAGE-BACKED SECURITIES                               5,660,450
                                                                    -----------
             (Cost $5,550,285)

FOREIGN BONDS (h) - 4.3%
   125,000   AT & T Canada Inc.
             7.65%, 09/15/06 (a)                          Baa3           64,933
   355,000   Canadian Pacific, Ltd.
             9.45%, 08/01/21                              Baa2          414,953
   500,000   France Telecom SA
             7.75%, 03/01/11 (d)                          Baa1          530,900
   450,000   NTL Communication Corp.
             11.88%, 10/01/10 (a)                         B3            226,125
   500,000   Province of Quebec
             7.00%, 01/30/07                              A1            550,267
 1,000,000   St. George Bank, Ltd., Yankee Debenture
             7.15%, 10/15/05 (d)                          Baa1        1,060,451
   635,000   Stora Enso Oyj
             7.38%, 05/15/11                              Baa1          675,279
   450,000   Telefonos De Mexico SA
             8.25%, 01/26/06 (d)                          Baa1          453,375
                                                                    -----------
             TOTAL FOREIGN BONDS                                      3,976,283
                                                                    -----------
             (Cost $4,146,015)
  SHARES                                                               VALUE
  ------                                                               -----

INVESTMENT COMPANY - 0.1%
  113,539    Marshall Money Market Fund                   NR            113,539
                                                                    -----------
           Total Investment Company                                     113,539
                                                                    -----------
           (Cost $113,539)

TOTAL INVESTMENTS - 97.4%                                            89,884,719
                                                                    -----------
(Cost $89,035,216)
NET OTHER ASSETS AND LIABILITIES - 2.6%                               2,411,955
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $92,296,674
                                                                    ===========

(a) All or a portion of this security is out on loan at September 30, 2001; the value of the securities loaned amounted to $7,323,401. The value of collateral amounted to $7,490,828 which consisted of cash equivalents.

(b) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2001, these securities amounted to $611,119 or 0.7% of net assets.

(c) Issuer filed for bankruptcy.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2001, these securities amounted to $4,707,265 or 5.1% of net assets.

(e) Security is in default.

(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

(g) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(h) U.S. currency denominated.

CMO Collateralized Mortgage Obligation

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
      Investments at cost .....................................     $89,035,216
      Net unrealized appreciation (depreciation) ..............         849,503
                                                                    -----------
         Total investments at value ...........................      89,884,719
  Cash ........................................................           2,331
  Receivable for investments sold .............................         537,530
  Short-term investments held as collateral for securities
    loaned ....................................................       7,488,328
  Interest and dividend receivables ...........................       1,969,007
                                                                    -----------
        Total Assets ..........................................      99,881,915
                                                                    -----------
LIABILITIES:
  Advisory fee payable ........................................          35,780
  Trustees' fees and expenses payable .........................           8,377
  Accrued expenses and other payables .........................          52,756
  Collateral for securities loaned ............................       7,488,328
                                                                    -----------
        Total Liabilities .....................................       7,585,241
                                                                    -----------
NET ASSETS ....................................................     $92,296,674
                                                                    ===========
NET ASSETS CONSIST OF:
  Par Value ...................................................     $ 8,592,306
  Paid-in capital .............................................      88,445,045
  Undistributed (distribution in excess of) net investment income       (29,964)
  Accumulated (distribution in excess of) net realized gain
    (loss) on investments sold ................................      (5,560,216)
  Net unrealized appreciation (depreciation) of investments ...         849,503
                                                                    -----------
TOTAL NET ASSETS ..............................................     $92,296,674
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 AUTHORIZED
  SHARES WITH PAR VALUE OF $1.00) .............................       8,592,306

NET ASSET VALUE
  Per share ...................................................     $    10.742
                                                                    ===========
MARKET VALUE (closing price on New York Stock Exchange)
  Per share ...................................................     $    10.150
                                                                    ===========

-------------------------------------------------------------------------------
                            STATEMEMT OF OPERATIONS
            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest (including income on securities loaned of $15,262) .     $ 5,445,000
                                                                    -----------
EXPENSES
  Investment advisory fees ....................................         340,088
  Custodian and Fund accounting fees ..........................          47,536
  Transfer agent fees .........................................          68,128
  Legal fees ..................................................             948
  Audit fees ..................................................          17,807
  Trustees' fees and expenses .................................           7,886
  Reports to shareholders .....................................          36,051
  New York Stock Exchange fees ................................          16,815
  Miscellaneous ...............................................           1,848
                                                                    -----------
     Total expenses ...........................................         537,107
                                                                    -----------
NET INVESTMENT INCOME .........................................       4,907,893
                                                                    -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments sold .............      (2,434,966)
     Net change in unrealized appreciation (depreciation)
       of investments .........................................       1,550,947
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS ................................        (884,019)
                                                                    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ............................     $ 4,023,874
                                                                    ===========

Continued from front page

We are confident that the defensive moves we have taken will better position the fund in the months ahead. The depth and breadth of the current recession that we are likely experiencing should determine how quickly corporate bond spreads will recover, and we may increase our exposure to corporate bonds as we near year-end in anticipation of a recovery during the first half of next year.


/s/ John F. O'Brien                               /s/ Richard M. Reilly


-------------------------------------------------------------------------------
                           Maturity Diversification
                  Years

                  Under 3                              11%
                  3-5                                  22%
                  5-10                                 37%
                  10-20                                13%
                  20-Over                              17%

-------------------------------------------------------------------------------

                            MOODY'S QUALITY RATINGS*
                     Percentage of Fund's Total Investments

                  Aaa                                 32%
                  Aa                                   2%
                  A                                   18%
                  Baa                                 36%
                  Ba                                  10%
                  B                                    1%
                  Not Rated                            1%

                  * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.
                (Two securities rated Ca by Moody's amounted to less than 0.5% of the fund's total investments.)

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                            SECURITY DIVERSIFICATION
                     Percentage of Fund's Total Investments

              Corporate Notes and Bonds                        63%
              U.S. Government Obligations                      26%
              Asset-Backed and Mortgage-Backed Securities       6%
              Foreign Bonds                                     5%

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 Shareholder inquiries regarding account information may be directed to:
                                         The Bank of New York
                                         Shareholder Relations Department - 11E
                                         PO Box 11258
                                         Church Street Station
                                         New York, New York 10286
                                         1-800-432-8224

-------------------------------------------------------------------------------

                                     [LOGO]
                                   ALLMERICA
                                   FINANCIAL

                            THE ALLMERICA COMPANIES

  First Allmerica Financial Life Insurance Company o Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
    Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica
         Investment Management Company, Inc. o Financial Profiles, Inc.
   The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
    Insurance Company o Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company o Citizens Insurance Company of America o Citizens
                                Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653




12719 (11/01)                                                           01-1267